S000004436 [Member] Investment Strategy - iShares ESG Optimized MSCI USA ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. As of April 30, 2025, the Underlying Index consisted of 191 securities included in the MSCI USA Index. MSCI Inc. (the “Index Provider” or “MSCI”) analyzes each eligible company’s ESG performance using proprietary ratings covering ESG and ethics criteria. The index methodology is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index and companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. The Underlying Index must have a minimum ESG score improvement of 20% or greater than that of the MSCI USA Index as determined by the Index Provider, which is applied at each quarterly review. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to the MSCI USA Index. The Index Provider excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, fossil fuel extraction, thermal coal power and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. The Index Provider generally classifies companies as
“involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., 10%) for certain products and activities in an excluded industry. The securities of certain companies will be excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of controversial weapons are excluded). The Index Provider also applies certain conditional capping (e.g., if the combined weight of issuers with individual weights above 4.5% exceeds 22.5% of the Underlying Index at a quarterly review then the total weight is capped at 22.5%). The Underlying Index includes large- and mid-capitalization companies and may change over time.
As of April 30, 2025, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.